Property, Plant and Equipment - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 438,255	$ 501,876	$ 442,969
Batteries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	357,842	380,273	359,873
Machinery equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,134	63,083	64,675
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	876	1,479	3,651
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,060	3,394	3,373
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	86	750	490
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,291	6,672	8,701
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 29,966	$ 46,225	$ 2,206